PGIM National Muni Fund
Schedule of Investments as of November 30, 2019 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 101.0%
Municipal Bonds
Alabama 0.8%
Black Belt Energy Gas Dist. Rev., Proj. 4, Series A-1 (Mandatory put date 12/01/25)	4.000%(cc)	12/01/49	2,000	$ 2,227,600
Jefferson Cnty. Sewer Rev.,
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.000	10/01/44	500	563,795
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.250	10/01/48	500	568,190
Lower Alabama Gas Dist. Rev.,
Series A	5.000	09/01/31	1,000	1,274,760
Series A	5.000	09/01/46	1,000	1,388,530
				6,022,875
Alaska 2.2%
Alaska Indl. Dev. & Export Auth. Rev., Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	3,000	3,178,200
Valdez Marine Term Rev.,
Exxon Mobil Corp. Proj., Rfdg., FRDD (Mandatory put date 12/02/19)	1.140(cc)	12/01/29	11,890	11,890,000
Exxon Pipeline Co. Proj., Rfdg., FRDD (Mandatory put date 12/02/19)	1.140(cc)	10/01/25	1,000	1,000,000
				16,068,200
Arizona 3.1%
Maricopa Cnty. Indl. Dev. Auth. Rev., Banner Hlth., Series A	5.000	01/01/41	1,000	1,196,070
Phoenix Civic Impvt. Corp. Rev.,
Junior Lien, Series B, AMT	5.000	07/01/49	1,570	1,877,296
Series A, AMT	5.000	07/01/47	2,000	2,332,140
Sr. Lien, AMT	5.000	07/01/48	2,000	2,352,240
Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000	09/01/29	2,000	2,122,800
Salt River Proj. Agric. Impvt. & Pwr. Dist. Elec. Sys. Rev., Series A, Rfdg.	4.000	01/01/38	2,000	2,228,740
Salt Verde Finl. Corp.,
Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	2,575	3,319,793
Sr. Gas Rev., Sr. Bonds	5.000	12/01/37	3,505	4,687,447
Sr. Gas Rev., Sr. Bonds	5.250	12/01/26	2,155	2,618,066
				22,734,592

PGIM National Muni Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California 13.6%
Alameda Corridor Trans. Auth. Rev., 2nd Sub. Lien, Series B, Rfdg.	5.000%	10/01/37	2,000	$ 2,329,740
Anaheim Pub. Fing. Auth. Lease Rev., Sr. Pub. Impvts. Proj., Series A, AGM	6.000	09/01/24	5,500	6,290,240
Bay Area Toll Auth. Rev., Series F-1	5.000	04/01/56	2,000	2,380,840
California Cnty. Tob. Secur. Agcy. Rev., Conv. Bonds, Asset Bkd., Series B, Rfdg.	5.100	06/01/28	1,025	1,025,410
California Hlth. Facs. Fing. Auth. Rev.,
Kaiser Permanente, Sub. Series A-2, Rfdg.	4.000	11/01/44	2,000	2,217,480
Stanford Healthcare, Series A	5.000	08/15/54	1,000	1,138,910
Stanford Hosp., Series B, Rfdg. (Pre-refunded date 11/15/20)(ee)	5.000	11/15/36	2,000	2,076,180
Sutter Hlth., Series D, Rfdg.	5.250	08/15/31	1,000	1,067,860
California Muni. Fin. Auth. Rev., Sr. Lien-LINXS APM Proj., Series A, AMT	5.000	12/31/47	2,500	2,908,875
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250	08/01/40	1,250	1,278,250
California St.,
GO	5.000	03/01/45	3,000	3,477,480
GO	5.250	11/01/40	1,250	1,293,375
GO, Rfdg.	5.000	08/01/45	500	585,545
GO, Rfdg.	5.000	08/01/46	1,500	1,787,805
Var. Purp., GO	5.000	10/01/29	20	20,059
Var. Purp., GO	5.000	04/01/42	7,000	7,562,170
Var. Purp., GO	5.250	04/01/35	1,250	1,363,525
Var. Purp., GO	5.500	11/01/39	880	881,883
Var. Purp., GO	6.000	03/01/33	1,500	1,518,150
Var. Purp., GO, Rfdg.	5.000	09/01/41	4,250	4,515,752
Var. Purp., GO, Rfdg.	5.000	10/01/41	1,250	1,327,975
Var. Purp., GO, Rfdg.	5.000	10/01/47	3,000	3,549,780
California St. Univ. Rev., Series A, Systemwide, Rfdg.	5.000	11/01/37	1,250	1,339,788
California Statewide Cmntys. Dev. Auth. Rev.,
Cottage Hlth. Oblig. Grp., Rfdg.	5.000	11/01/40	2,100	2,160,711
Green Marin General Hosp. Proj., Series A	4.000	08/01/45	750	783,533
Sutter Hlth., Series A (Pre-refunded date 08/15/20)(ee)	6.000	08/15/42	3,000	3,104,790
Foothill-De Anza Cmnty. College Dist., Series C, GO (Pre-refunded date 08/01/21)(ee)	5.000	08/01/40	1,250	1,333,888
Golden St. Tob. Secur. Corp. Rev.,
Series A-1, Rfdg.	5.000	06/01/26	1,000	1,190,090

PGIM National Muni Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
Golden St. Tob. Secur. Corp. Rev., (cont’d.)
Series A-1, Rfdg.	5.000%	06/01/28	1,265	$ 1,524,110
Series A-1, Rfdg.	5.000	06/01/29	1,250	1,490,675
Series A-1, Rfdg.	5.000	06/01/35	1,545	1,821,941
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	1,140	1,505,347
Series A	5.500	11/15/37	1,000	1,410,980
Los Angeles Calif. Dept. Arpts. Rev.,
Los Angls. Int’l., Series A, AMT	5.000	05/15/38	2,500	2,771,175
Series A, Rfdg., AMT	4.000	05/15/44	1,000	1,124,890
Sub. Los Angls. Int’l., Rfdg., AMT	5.000	05/15/43	2,000	2,430,940
Sub. Los Angls. Int’l., Series A, AMT	5.250	05/15/48	1,000	1,221,610
Los Angeles Dept. of Wtr. Rev., Wtr. Sys., Series B	5.000	07/01/34	2,500	2,833,800
M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	2,000	3,095,920
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	1.649(s)	08/01/25	2,000	1,822,160
Port of Oakland Rev., Sr. Lien., Series P, Rfdg., AMT	5.000	05/01/33	1,750	1,902,338
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj.	5.250	11/01/45	1,000	1,191,470
San Diego Cmnty. College Dist., Election of 2006, GO (Pre-refunded date 08/01/21)(ee)	5.000	08/01/41	1,500	1,599,075
San Diego Cnty. Regl. Arpt. Auth. Rev., Sr. Series B, AMT	5.000	07/01/43	2,000	2,213,200
San Francisco City & Cnty. Arpts. Comm. Rev.,
Second Series A, Rfdg., AMT	5.250	05/01/33	1,000	1,123,980
Second Series F, Rfdg., AMT	5.000	05/01/28	1,635	1,716,864
Series A, Rfdg., AMT	5.000	05/01/49	3,500	4,228,245
Southern Calif. Tob. Secur. Auth. Rev., San Diego Co., Asset security, Rfdg.	5.000	06/01/48	1,000	1,181,070
Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000	01/01/34	800	932,600
				99,652,474
Colorado 2.5%
Colorado Hlth. Facs. Auth. Rev.,
Adventist Hlth. Sys./Sunbelt, Series A	4.000	11/15/48	2,555	2,791,976
Commonspirit Hlth. Series A, Rfdg.	5.000	08/01/29	2,000	2,475,160

PGIM National Muni Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)
Colorado Hlth. Facs. Auth. Rev., (cont’d.)
Commonspirit Hlth. Series A, Rfdg.	5.000%	08/01/34	2,500	$ 3,033,550
Vail Valley Med. Ctr.	4.000	01/15/45	1,500	1,597,470
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.250	11/15/22	1,000	1,075,990
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/34	2,300	2,798,364
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/35	1,000	1,212,360
Sub. Sys., Series A, Rfdg., AMT	5.250	12/01/43	3,000	3,654,180
				18,639,050
Connecticut 0.8%
Connecticut St., Series C, GO	5.000	06/15/28	1,000	1,251,090
Connecticut St. Dev. Auth. Rev., Light & Pwr. Co. Proj., Series A, Rfdg.	4.375	09/01/28	1,000	1,051,810
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Series M (Pre-refunded date 07/01/21)(ee)	5.375	07/01/41	1,250	1,332,975
Connecticut St. Spl. Tax Rev., Trans. Infrastructure, Series A	5.000	01/01/38	2,000	2,392,720
				6,028,595
District of Columbia 2.2%
Dist. of Columbia, Rev.,
Friendship Pub. Chrt. Schl., Rfdg.	5.000	06/01/46	1,385	1,563,042
Gallaudet Univ.	5.500	04/01/34	600	631,230
Kipp. Chrt. Schl., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/43	850	992,137
Kipp. Chrt. Schl., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/48	725	846,234
Kipp. Issue, Series A, Rfdg.	5.000	07/01/48	1,250	1,437,875
Metropolitan Washington D.C. Arpt. Auth. Dulles Toll Road Rev., Dulles Met. Rail, Series A, Rfdg.	5.000	10/01/44	2,000	2,421,460
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Series A, Rfdg., AMT	5.000	10/01/31	2,500	2,732,725
Series A, Rfdg., AMT	5.000	10/01/44	1,000	1,125,770
Series B, Rfdg., AMT	5.000	10/01/25	3,000	3,090,450
Series C, Rfdg.	5.000	10/01/27	1,000	1,064,460
				15,905,383

PGIM National Muni Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida 9.1%
Broward Cnty. FL Arpt. Sys. Rev.,
AMT	5.000%	10/01/47	1,000	$ 1,158,460
Series A, AMT	4.000	10/01/44	2,150	2,377,104
Series A, AMT	5.000	10/01/45	3,000	3,402,900
Series A, AMT (Pre-refunded date 10/01/23)(ee)	5.250	10/01/43	1,500	1,717,005
Central Florida Expressway Auth. Rev., Sr. Lien, Rfdg.	4.000	07/01/41	2,000	2,186,600
Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Series A-1	5.000	06/01/22	1,000	1,091,990
Cityplace Cmnty. Dev. Dist., Spl. Assess., Rfdg.	5.000	05/01/26	1,000	1,125,520
Davie Edl. Facs. Rev.,
Nova Southeastern Univ. Proj., Series A	5.625	04/01/43	500	552,490
Nova Southeastern Univ. Proj., Series A	6.000	04/01/42	1,000	1,118,510
Florida Higher Edl. Facs. Finl. Auth. Rev., Edl. Facs., Ringling Clg., Proj.	5.000	03/01/47	2,500	2,830,450
Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub., Series A, AMT	5.000	10/01/42	5,000	5,881,100
Priority Sub., Series A, AMT	5.000	10/01/52	1,000	1,168,260
Series A, AMT	4.000	10/01/49	3,000	3,305,730
Series A, AMT	5.000	10/01/44	750	909,412
Hillsborough Cnty. Avtn. Auth. Rev., Tampa Int’l. Arpt., Series E, AMT	5.000	10/01/48	4,500	5,370,570
Miami Beach Redev. Agcy. Tax Alloc., Tax Incr. Rev. City Ctr., Rfdg., AGM	5.000	02/01/44	1,500	1,675,950
Miami Dade Cnty. Avtn. Rev., Miami Int’l. Arpt., Series B	5.000	10/01/41	2,500	2,568,275
Miami Dade Cnty. Hlth. Facs. Auth. Rev., Nicklaus Children’s Hospital, Series A, Rfdg.	5.000	08/01/42	1,955	2,306,138
Miami Dade Cnty. Wtr. & Swr. Sys. Rev., Series B, Rfdg., AGM	5.250	10/01/22	5,000	5,535,450
Mid-Bay Bridge Auth. Rev., Series A, Rfdg.	5.000	10/01/40	1,000	1,119,680
North Sumter Cnty. Util. Dependent Dist., Wtr. & Swr. Rev.	5.750	10/01/43	1,500	1,549,560
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Inc., Series B, Rfdg.	5.000	10/01/44	1,000	1,176,790
Orlando Hlth. Oblig. Grp., Series B	5.000	10/01/47	1,500	1,807,860
Palm Beach Cnty. Hlth. Facs. Auth. Rev.,
Baptist Hlth. South Florida, Rfdg.	4.000	08/15/49	3,275	3,577,381
BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date 12/01/24)(ee)	5.000	12/01/31	500	590,355

PGIM National Muni Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)

Sarasota Cnty. Pub. Hosp. Dist. Rev., Sarst. Mem. Hosp.	4.000%	07/01/48	2,860	$ 3,119,945
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc., Rfdg. (Pre-refunded date 04/01/20)(ee)	5.250	10/01/34	750	760,118
South Miami Hlth. Facs. Auth. Rev., Baptist Hlth. South FL., Rfdg.	5.000	08/15/47	1,000	1,172,090
Tampa FL. Hlth. Sys. Rev., Baycare Hlth. Sys., Series A, Rfdg.	5.000	11/15/33	3,000	3,250,620
Village Cmnty. Dev. Dist. No. 13, Spl. Assess., 144A	3.375	05/01/34	500	508,755
Village Cmnty. Dev. Dist. No. 6,
Spl. Assess., Rfdg.	4.000	05/01/27	340	377,448
Spl. Assess., Rfdg.	4.000	05/01/28	350	384,829
Spl. Assess., Rfdg.	4.000	05/01/29	365	398,737
Village Cmnty. Dev. Dist. No.10, Spl. Assess.	4.500	05/01/23	715	762,404
				66,838,486
Georgia 2.6%
Atlanta Arpt. Rev.,
Gen., Series B, Rfdg., AMT	5.000	01/01/30	500	518,805
Gen., Series C, Rfdg.	6.000	01/01/30	3,250	3,414,775
Series B, AMT	4.000	07/01/49	3,000	3,311,340
Brookhaven Dev. Auth. Rev.,
Children’s Healthcare of Atlantic, Series A	4.000	07/01/44	3,800	4,241,028
Children’s Healthcare of Atlantic, Series A	4.000	07/01/49	2,000	2,218,680
Main Street Natural Gas, Inc., Rev., Series C (Mandatory put date 09/01/26)	4.000(cc)	03/01/50	2,000	2,255,740
Monroe Cnty. Dev. Auth. Rev., GA Pwr. Co. Plant Scherer Proj. 1	2.250	07/01/25	1,000	1,003,450
Priv. Coll. & Univs. Auth. Rev., Savannah Clg. of Art & Design	5.000	04/01/44	2,120	2,366,323
				19,330,141
Hawaii 1.0%
Hawaii St. Arpts. Sys. Rev.,
Series A, AMT	5.000	07/01/45	1,000	1,136,110
Series A, AMT	5.000	07/01/48	3,000	3,589,080

PGIM National Muni Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Hawaii (cont’d.)
Hawaii St. Dept. Budget & Fin. Rev., Pac. Hlth. Oblig., Series A, Rfdg.	5.500%	07/01/43	2,500	$ 2,787,775
				7,512,965
Illinois 12.5%
Chicago Board of Ed.,
Series A, GO, Rfdg.	4.000	12/01/20	500	509,215
Series C, GO, Rfdg.	5.000	12/01/22	1,500	1,620,870
Chicago Board of Ed. Rev., Spl. Tax	5.000	04/01/46	1,000	1,116,890
Chicago O’Hare Int’l. Arpt. Rev.,
Gen. Arpt. Sr. Lien, Series B, Rfdg., AMT	5.000	01/01/32	2,000	2,132,140
Sr. Lien, Series D	5.250	01/01/42	2,000	2,390,280
Sr. Lien, Series A, AMT, Rfdg.	5.000	01/01/48	1,050	1,241,772
Chicago Trans. Auth. Rev.,
2nd Lien	5.000	12/01/46	3,000	3,368,520
Transit Imps.	5.250	12/01/40	1,000	1,055,770
Chicago Waterworks Rev.,
2nd Lien, Rfdg.	5.000	11/01/32	1,295	1,408,856
2nd Lien, Rfdg.	5.000	11/01/36	2,140	2,483,620
2nd Lien, Series A-1	5.000	11/01/27	410	486,125
2nd Lien, Series A-1	5.000	11/01/30	1,380	1,617,250
Chicago Wstewtr. Transmn. Rev.,
2nd Lien	5.000	01/01/39	2,000	2,177,300
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/39	2,000	2,222,900
2nd Lien, Series A	5.000	01/01/47	1,000	1,129,390
Chicago, IL,
Proj., Series A, GO, Rfdg.	5.250	01/01/29	500	551,160
Proj., Series A, GO, Rfdg., AGM	5.000	01/01/29	5,000	5,010,750
Series C, GO, Rfdg.	5.000	01/01/23	270	284,334
Series C, GO, Rfdg.	5.000	01/01/24	340	373,742
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,133,770
Illinois Fin. Auth. Rev.,
Advocate Healthcare Netw. Rfdg.	4.000	05/01/44	1,030	1,094,540
Provena Hlth., Series A, Rfdg. (Pre-refunded date 05/01/20)(ee)	6.000	05/01/28	1,500	1,529,715
Illinois St.,
GO	5.000	04/01/31	1,000	1,093,860
GO	5.000	05/01/39	1,000	1,078,610
GO	5.250	02/01/29	2,000	2,215,200
Series A, GO	5.000	04/01/20	265	267,841
Series A, GO	5.000	12/01/42	2,500	2,789,350

PGIM National Muni Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Illinois St., (cont’d.)
Series B, GO, Rfdg.	5.250%	01/01/20	1,505	$ 1,509,124
Series C, GO	5.000	11/01/29	750	855,802
Series D, GO	5.000	11/01/22	1,950	2,109,276
Series D, GO	5.000	11/01/23	4,945	5,441,181
Series D, GO	5.000	11/01/27	9,250	10,647,212
Illinois St. Sales Tax Rev., Build Illinois Bonds, Rfdg.	5.000	06/15/20	2,000	2,034,340
Illinois St. Toll Hwy. Auth. Rev.,
Series A	4.000	01/01/44	1,000	1,108,930
Series A	5.000	01/01/38	3,125	3,420,500
Series C	5.000	01/01/39	2,000	2,278,100
Sr. Series B, Rfdg.	5.000	01/01/31	1,500	1,910,670
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion,
Series A, CABS, NATL	3.188(s)	12/15/34	10,000	6,213,700
Series A, CABS, NATL	3.343(s)	06/15/37	7,500	4,192,125
Railsplitter Tob. Settlement Auth. Rev.,
Series 2010 (Pre-refunded date 06/01/21)(ee)	6.000	06/01/28	1,250	1,339,325
Tob. Set. Funded	5.000	06/01/28	1,000	1,195,110
Regl. Trans. Auth. Rev., Series A	4.000	06/01/37	3,605	3,884,532
Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,000	1,061,150
				91,584,847
Indiana 0.9%
Indianapolis Loc. Pub. Impvt. Bank Rev., Courthouse & Jail Proj., Series A, Rfdg.	4.000	02/01/44	4,250	4,780,187
Whiting, IN Rev., BP products, Rfdg., AMT (Mandatory put date 06/05/26)	5.000(cc)	12/01/44	1,500	1,772,415
				6,552,602
Iowa 0.2%
PEFA, Inc., Gas Proj. Rev., Series A-1 (Mandatory put date 09/01/26)	5.000(cc)	09/01/49	1,515	1,788,351

PGIM National Muni Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Kansas 0.3%
Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev., Impvt., Series A	5.000%	09/01/45	2,170	$ 2,503,898
Kentucky 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Series A (Pre-refunded date 06/01/20)(ee)	6.375	06/01/40	2,500	2,564,150
Kentucky Pub. Energy Auth., Rev., Series A-1, (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	310	342,172
Owen Cnty. Wtrwks. Sys. Rev.,
Amer. Wtr. Co. Proj., Series A	6.250	06/01/39	500	500,480
Amer. Wtr. Co., Series B	5.625	09/01/39	540	540,453
Var. American Waterworks, Series A, Rfdg. (Mandatory put date 10/01/29)	2.450(cc)	06/01/39	1,500	1,537,260
				5,484,515
Louisiana 1.0%
East Baton Rouge Sewerage Comm. Rev., Series A, Rfdg.	4.000	02/01/45	2,000	2,221,840
Louisiana Pub. Facs. Auth. Rev.,
Franciscan Mis., Rfdg. (Pre-refunded date 07/01/25)(ee)	5.000	07/01/39	10	12,017
Franciscan Mis., Unrefunded, Rfdg.	5.000	07/01/39	1,990	2,270,928
Louisiana St. Hwy. Impt. Rev., Series A	5.000	06/15/34	1,250	1,424,538
St. Charles Parish Gulf Zone Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	4.000(cc)	12/01/40	1,500	1,583,595
				7,512,918
Maryland 0.7%
Frederick Cnty. Spl. Oblig. Urbana Cmnty. Dev. Auth., Spl. Tax, Series A, Rfdg.	5.000	07/01/40	1,995	2,028,556
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth. (Pre-refunded date 07/01/21)(ee)	6.000	07/01/41	400	430,356
Washington Suburban Sanitary Comm. Rev., Consol. Pub. Impt., 2nd Series	4.000	06/01/40	2,150	2,390,606
				4,849,518

PGIM National Muni Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Massachusetts 2.5%
Massachusetts Bay Trans. Auth. Rev., Mass. Sales Tax, Series B, Rfdg., NATL	5.500%	07/01/27	1,325	$ 1,723,507
Massachusetts St. Dev. Fin. Agcy. Rev.,
Atrius Hlth., Series A, Rfdg.	5.000	06/01/39	1,850	2,196,338
Series A, Rfdg.	5.000	07/01/44	1,000	1,172,020
Series K-6, Partners Healthcare, Rfdg. (Pre-refunded date 07/01/20)(ee)	5.375	07/01/41	5,000	5,123,800
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Tufts Univ., Series M, Rfdg.	5.500	02/15/28	3,000	3,919,620
Massachusetts St. Port Auth. Rev.,
Bosfuel Proj., Series A, AMT, Rfdg.	5.000	07/01/49	1,500	1,780,575
Series A, AMT	5.000	07/01/42	1,000	1,076,460
Series C, Rfdg., AMT	5.000	07/01/49	1,000	1,213,780
				18,206,100
Michigan 0.9%
Michigan Fin. Auth. Rev., Henry Ford Hlth. Sys., Series. A	5.000	11/15/48	1,000	1,211,790
Michigan St. Bldg. Auth. Rev., Facs. Prog., Series I-A, Rfdg.	5.375	10/15/41	750	800,603
Michigan Strtg. Fnd. Rev., I-75 Imp. Proj., AMT, AGM	4.500	06/30/48	1,250	1,374,237
Michigan St. Univ. Rev., Brd. of Trustees, Series B, Rfdg.	5.000	02/15/48	1,000	1,213,700
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Series D, Rfdg., AMT	5.000	12/01/28	1,500	1,647,510
				6,247,840
Minnesota 0.6%
Minneapolis-St. Paul Metropolitan Arpts. Comm. Rev., Sr., Series C	5.000	01/01/46	1,000	1,182,940
Rochester Rev., My. Clnc.	4.000	11/15/48	2,000	2,203,940
St. Cloud Rev., Centracare Hlth., Rfdg.	5.000	05/01/48	1,000	1,204,370
				4,591,250

PGIM National Muni Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Mississippi 0.3%
Mississippi Business Fin. Corp. Rev., Var. Chevron Corp., Series F, FRDD (Mandatory put date 12/02/19)	1.150%(cc)	11/01/35	2,500	$ 2,500,000
Missouri 0.5%
Missouri St. Hlth. & Edl. Facs. Auth. Rev., BJC Hlth. Sys.	5.000	01/01/44	3,500	3,874,570
Nebraska 0.7%
Cntrl. Plns. Energy. Proj. Rev.,
Proj. 4 (Mandatory put date 01/01/24)	5.000(cc)	03/01/50	2,000	2,238,920
Rfdg. (Mandatory put date 08/01/25)	4.000(cc)	12/01/49	2,500	2,802,100
				5,041,020
Nevada 0.4%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Series A	5.125	07/01/34	3,000	3,008,730
New Jersey 6.0%
Camden Cnty. Impvt. Auth. Rev., Cooper Hlth. Sys. Oblig. Grp.	5.750	02/15/42	1,500	1,655,445
Cape May Cnty. Indl. Poll. Ctrl. Fing. Auth. Rev., Atlantic City Elec. Co., Series A, Rfdg., NATL	6.800	03/01/21	2,615	2,787,486
New Jersey Econ. Dev. Auth. Rev.,
Series BBB, Rfdg.	5.500	06/15/30	1,500	1,801,980
Series MMM, Rfdg.	5.000	06/15/34	1,500	1,768,545
New Jersey Edl. Facs. Auth. Rev., Montclair St. Univ., Series A, Rfdg.	5.000	07/01/44	2,500	2,830,225
New Jersey Healthcare Facs. Fing. Auth. Rev.,
AHS Hosp. Corp., Rfdg. (Pre-refunded date 07/01/21)(ee)	6.000	07/01/41	500	538,120
Hackensack Meridian Hlth., Series A, Rfdg.	5.000	07/01/39	1,500	1,792,830
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/43	1,500	1,755,600
RWJ Univ. Hosp., Series A	5.500	07/01/43	1,000	1,123,960
Virtua Hlth., Rfdg.	5.000	07/01/29	1,000	1,137,910
New Jersey St. Tpke. Auth., Rev.,
Series A	5.000	01/01/48	2,155	2,605,675
Series A (Pre-refunded date 07/01/22)(ee)	5.000	01/01/43	1,885	2,070,333
Series A, Unrefunded	5.000	01/01/43	1,115	1,204,378
Series B, Rfdg.	5.000	01/01/40	1,000	1,207,680

PGIM National Muni Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)
New Jersey St. Tpke. Auth., Rev., (cont’d.)
Series E, Rfdg.	5.000%	01/01/32	1,500	$ 1,845,795
New Jersey St. Trans. Tr. Fd. Sys. Auth. Rev.,
Series BB	5.000	06/15/35	1,000	1,159,770
Trans. Sys., Series A, Rfdg.	5.000	12/15/28	1,700	2,047,123
Trans. Sys., Series A, Rfdg.	5.000	12/15/36	1,250	1,448,525
Trans. Sys., Series AA	5.250	06/15/43	1,500	1,749,660
Transn. Sys, Series A, Rfdg.	5.500	12/15/23	3,000	3,441,120
Transn. Sys, Series B	5.500	06/15/31	1,000	1,058,160
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/29	1,545	1,912,587
Series A, Rfdg.	5.000	06/01/46	2,500	2,855,925
Series A, Rfdg.	5.250	06/01/46	2,000	2,329,780
				44,128,612
New York 4.4%
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Sub. Series S-1A	5.250	07/15/37	3,000	3,185,130
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev., Future Tax Sec’d., Sub. Series D-1	5.000	11/01/38	3,000	3,203,280
New York Liberty Dev. Corp. Rev., 4 World Trade Center Proj., Rfdg.	5.750	11/15/51	1,750	1,892,118
New York St. Dorm. Auth. Rev.,
Memorial Sloan Kettering, Series 1, Rfdg.	5.000	07/01/42	1,000	1,214,740
Mount Sinai Sch. of Medicine, Series A, Rfdg.	5.000	07/01/21	1,685	1,722,053
Rochester Inst. Tech., Series A, Rfdg., AMBAC	5.250	07/01/20	2,100	2,149,896
Rochester Inst. Tech., Series A, Rfdg., AMBAC	5.250	07/01/21	2,000	2,128,660
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fing., Series B, ETM(ee)	5.500	10/15/23	3,750	4,337,625
New York St. Thruway Auth. Rev., Series B, Rfdg.	4.000	01/01/50	1,500	1,667,085
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	2,000	2,208,240
Port Auth. of NY & NJ, Spl. Oblig. Rev.,
Consolidated Bonds, Series 218, AMT	4.000	11/01/47	1,250	1,383,625
Consolidated Bonds, Series 218, AMT	5.000	11/01/44	1,500	1,828,890
JFK Int’l. Air Terminal	5.000	12/01/20	340	351,655

PGIM National Muni Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)

TSASC, Inc., Rev., Series A, Rfdg.	5.000%	06/01/41	2,000	$ 2,246,600
Utility Debt Sec. Auth. Rev., Series TE, Rfdg.	5.000	12/15/41	2,585	2,929,865
				32,449,462
North Carolina 0.1%
North Carolina Eastern Muni. Pwr. Agcy., Pwr. Sys. Rev.,
Series A, ETM(ee)	6.400	01/01/21	290	298,993
Series A, Rfdg. (Pre-refunded date 01/01/22)(ee)	6.000	01/01/26	650	715,039
				1,014,032
North Dakota 0.1%
McLean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Series A, Rfdg.	4.875	07/01/26	1,000	1,018,110
Ohio 4.2%
Buckeye Tob. Settlement Fing. Auth. Rev., Asset Bkd. Sr. Turbo, Series A-2	5.875	06/01/30	2,000	2,007,440
Franklin Cnty. Hosp. Facs. Rev.,
Hospital Facs.	4.125	05/15/45	2,000	2,152,440
Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	2,134,000
Nationwide Children’s Hosp., Rfdg.	4.000	11/01/47	2,400	2,591,952
Ohio Hlth. Corp., Series A	4.000	05/15/47	4,815	5,259,762
Ohio Hlth. Corp., Series A	5.000	11/15/41	2,000	2,121,980
Hancock Cnty. Hosp. Rev.,
Blanchard Valley Regl. Hlth. Ctr., Rfdg. (Pre-refunded date 06/01/21)(ee)	6.250	12/01/34	400	430,372
Christ Hosp. Proj.	5.000	06/01/42	1,250	1,332,537
Hilliard Sch. Dist. Sch. Impvt., CABS, GO, Rfdg., NATL	—(p)	12/01/19	1,720	1,720,000
Lancaster Port Auth. Rev., Series A, Rfdg. (Mandatory put date 02/01/25)	5.000(cc)	08/01/49	750	869,228
Lucas Cnty. Hosp. Rev.,
Promedica Healthcare, Series A, Rfdg. (Pre-refunded date 11/15/21)(ee)	6.000	11/15/41	750	820,538
Promedica Healthcare, Series A, Rfdg. (Pre-refunded date 11/15/21)(ee)	6.500	11/15/37	875	965,702
Middleburg Heights Hosp. Rev. Facs., Southwest Gen., Rfdg.	5.250	08/01/41	800	843,840

PGIM National Muni Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio (cont’d.)
Ohio Air Quality Dev. Auth. Rev.,
American Electric Power Co. Proj., Series A, (Mandatory put date 10/01/29)	2.400%(cc)	12/01/38	500	$ 505,125
American Electric Power Co. Proj., Series C, Rfdg., AMT (Mandatory put date 10/01/24)	2.100(cc)	12/01/27	1,500	1,503,930
Ohio St. Higher Edl. Facs., Comm. Rev.,
Case Western Resv. Univ., Series B	6.500	10/01/20	145	151,306
Cleveland Clinic Hlth. Sys. Oblig., Series A-1, Rfdg. (Pre-refunded date 01/01/23)(ee)	5.000	01/01/42	2,000	2,233,800
Ohio St. Rev., Cleveland Clinic Hlth. Sys., Series A, Rfdg.	4.000	01/01/36	2,500	2,821,500
				30,465,452
Oklahoma 1.3%
Oklahoma St. Dev. Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg. (Pre-refunded date 02/15/22)(ee)	5.000	02/15/42	1,500	1,622,790
Oklahoma Tpke. Auth. Rev.,
Series A	4.000	01/01/48	2,000	2,188,240
Series A	5.000	01/01/42	3,000	3,529,380
Stillwater OK Util. Auth. Rev., Series A	5.000	10/01/39	1,865	2,134,325
				9,474,735
Oregon 0.2%
Port of Portland Arpt. Rev., Series 24B, AMT	5.000	07/01/42	1,500	1,746,285
Pennsylvania 5.2%
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg. (Pre-refunded date 12/01/21)(ee)	5.375	12/01/41	2,700	2,912,679
Commonwealth Fing. Auth. Rev., Tob. Mstr. Settlement Payment Bonds	5.000	06/01/34	1,000	1,212,640
Geisinger Auth. Rev., Series A-1	5.125	06/01/41	2,000	2,096,880
Gen. Auth. of Southcentral PA, Rev., Wellspan Hlth. Oblig. Grp., Series A, Rfdg.	5.000	06/01/44	3,000	3,327,090
Lehigh Cnty. Rev., Lehigh Valley Hlth. Netw. Rfdg.	4.000	07/01/49	1,500	1,625,475

PGIM National Muni Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)
Luzerne Cnty. Indl. Dev. Auth. Rev., Pennsylvania American, AMT, Rfdg. (Mandatory put date 12/03/29)	2.450%(cc)	12/01/39	1,250	$ 1,257,100
Pennsylvania Higher Edl. Facs. Auth. Rev.,
Trustees Univ. of Pennsylvania, Series A	4.000	08/15/41	3,200	3,564,192
Univ. of Pennsylvania	5.000	08/15/49	2,000	2,416,360
Pennsylvania Tpke. Comm. Rev.,
Series A	5.000	12/01/38	1,000	1,144,860
Series A-1	5.000	12/01/47	1,000	1,190,110
Series A-1, Rfdg.	5.000	12/01/40	1,500	1,735,200
Series B	5.000	12/01/45	7,000	8,107,540
Sub. Series A	5.000	12/01/44	2,000	2,404,980
Sub. Series B-1	5.250	06/01/47	2,000	2,371,120
Philadelphia Auth. for Indl. Dev. Rev., Children’s Hospital, Rfdg.	4.000	07/01/37	1,075	1,202,839
Union Cnty. Hosp. Auth. Rev., Evangelical Cmnty Hosp., Series B	5.000	08/01/48	1,500	1,725,150
				38,294,215
Puerto Rico 1.2%
Puerto Rico Comnwlth. Aqu. & Sew. Auth. Rev.,
Sr. Lien, Series A	5.750	07/01/37	1,260	1,329,754
Sr. Lien, Series A	6.000	07/01/47	1,050	1,115,772
Puerto Rico Sales Tax Fing. Corp. Rev.,
Series A-1	4.750	07/01/53	1,000	1,032,550
Series A-1	5.000	07/01/58	1,743	1,832,119
Series A-1, CABS	2.802(s)	07/01/24	444	390,782
Series A-1, CABS	2.993(s)	07/01/27	2,935	2,342,600
Series A-2	4.329	07/01/40	1,000	1,011,550
				9,055,127
Rhode Island 0.7%
Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev., College & Univ. Rev.	5.250	08/15/43	3,815	4,671,735
Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/40	400	444,448
				5,116,183

PGIM National Muni Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
South Carolina 0.9%
South Carolina Prt. Auth. Rev., AMT	4.000%	07/01/45	1,000	$ 1,053,630
South Carolina Pub. Svc. Auth. Rev.,
Santee Cooper, Series A, Rfdg.	5.125	12/01/43	2,000	2,226,000
Santee Cooper, Series A, Rfdg. (Pre-refunded date 12/01/23)(ee)	5.750	12/01/43	3,000	3,519,240
				6,798,870
South Dakota 0.4%
South Dakota Edl. Enhancement Fdg. Corp. Rev., Series B, Rfdg.	5.000	06/01/27	1,000	1,106,960
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Series A, Rfdg. (Pre-refunded date 07/01/21)(ee)	5.000	07/01/42	1,600	1,696,944
				2,803,904
Tennessee 0.6%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd. Rev., Catholic Hlth. Initiatives, Series A (Pre-refunded date 01/01/23)(ee)	5.250	01/01/45	1,500	1,681,155
Memphis Shelby Cnty. Arpt. Auth. Rev., Series B, Rfdg., AMT	5.750	07/01/25	1,000	1,024,980
Tennessee Energy Acquisition Corp. Gas Rev.,
Series A	5.250	09/01/26	440	524,247
Series C	5.000	02/01/22	1,000	1,065,800
				4,296,182
Texas 9.3%
Austin Conv. Enterprises, Inc., Rev., First Tier Conv. Ctr., Series A, Rfdg.	5.000	01/01/29	1,800	2,127,348
Central Tex. Regl. Mobility Auth. Rev.,
Sr. Lien, Rfdg. (Pre-refunded date 01/01/21)(ee)	6.000	01/01/41	1,000	1,051,330
Sr. Lien, Series A	5.000	01/01/40	1,395	1,596,577
Sr. Lien, Series A	5.000	01/01/45	1,000	1,139,390
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	6.000	08/15/43	1,000	1,143,800
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,143,980
Dallas-Fort Worth Int’l. Arpt. Rev., Series E, Rfdg., AMT (Pre-refunded date 11/01/20)(ee)	5.000	11/01/35	5,000	5,162,050

PGIM National Muni Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)

Grand Parkway Trans. Corp. Rev., First Tier Toll Rev., Series A	5.125%	10/01/43	2,000	$ 2,215,180
Gulf Coast Wste. Disp. Auth. Rev.,
Exxon Mobil Corp. Proj., FRDD (Mandatory put date 12/02/19)	1.180(cc)	09/01/25	12,000	12,000,000
Exxon Mobil Corp. Proj., FRDD (Mandatory put date 12/02/19)	1.180(cc)	12/01/25	12,740	12,740,000
Exxon Mobil Corp. Proj., Series B, FRDD (Mandatory put date 12/02/19)	1.150(cc)	06/01/25	850	850,000
Harris Cnty. Metro. Trans. Auth. Rev., Series A. Rfdg.	5.000	11/01/36	3,000	3,202,410
Harris Cnty. Toll Road Auth. Rev., Sr. Lien, Series A, Rfdg.	5.000	08/15/43	3,000	3,625,350
Houston Arpt. Sys. Rev.,
Sub. Lien, Series A, Rfdg., AMT	5.000	07/01/25	575	608,442
Sub. Lien, Series A, Rfdg., AMT	5.000	07/01/32	1,000	1,082,100
Sub. Lien, Series B, Rfdg.	5.000	07/01/32	2,000	2,184,840
Sub. Series A, Rfdg., AMT	5.000	07/01/41	1,000	1,202,330
Lower Neches Valley Auth. Indl. Dev. Corp. Rev., Exxon Mobil Corp. Proj., Series B, Rfdg., FRDD (Mandatory put date 12/02/19)	1.150(cc)	11/01/29	2,100	2,100,000
North Tex. Twy. Auth. Rev.,
First Tier, Series A, Rfdg.	4.000	01/01/44	2,000	2,233,940
First Tier, Sys., Rfdg. (Pre-refunded date 01/01/21)(ee)	6.000	01/01/38	1,000	1,051,310
Rfdg.	5.000	01/01/48	1,250	1,482,350
Series B, Rfdg.	5.000	01/01/45	2,000	2,274,360
Spl. Projs., Series A (Pre-refunded date 09/01/21)(ee)	5.500	09/01/41	1,000	1,074,170
Texas Priv. Activ. Surf. Trans. Corp. Rev.,
Sr. Lien LBJ Infrastructure	7.000	06/30/40	2,500	2,579,600
Sr. Lien NTE Mobility, Series 3A & 3B, AMT	6.750	06/30/43	500	580,795
Sr. Lien NTE Mobility, Series 3A & 3B, AMT	7.000	12/31/38	1,500	1,762,410
				68,214,062
Utah 1.1%
Cnty. of Utah UT Rev., IHC Hlth. Serv. Inc., Series A, Rfdg.	4.000	05/15/41	5,000	5,590,050
Salt Lake City Corp. Arpt. Rev., Series A, AMT	5.250	07/01/48	2,000	2,405,800
				7,995,850

PGIM National Muni Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia 1.1%
Fairfax Cnty. Indl. Dev. Auth. Rev.,
Healthcare, Inova Hlth. Sys.	5.000%	05/15/40	2,000	$ 2,154,340
Healthcare, Inova Hlth. Sys., Series A, Rfdg.	4.000	05/15/48	3,000	3,290,220
Norfolk Econ. Dev. Auth. Rev., Sentara Healthcare, Series B, Rfdg.	4.000	11/01/48	2,000	2,231,960
				7,676,520
Washington 3.2%
Port of Seattle Rev., Intermediate Lien,
Intermediate Lien, AMT	5.000	04/01/44	1,000	1,199,980
Series A, AMT	5.000	05/01/43	1,500	1,757,145
Series B, Rfdg., AMT	5.000	09/01/26	1,115	1,183,595
Series C, Rfdg., AMT	5.000	02/01/24	2,500	2,602,875
Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev.,
Rfdg. & Impvt., Series A	5.000	12/01/37	1,000	1,094,950
Valley Hospital	5.750	12/01/35	625	647,450
Washington St. Conv. Ctr. Pub. Facs. Dist. Rev., Revenue Bonds	5.000	07/01/58	3,000	3,536,640
Washington St. Healthcare Facs. Auth. Rev.,
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	2,690	3,028,079
Providence Hlth. & Svcs., Series A (Pre-refunded date 04/01/20)(ee)	5.000	10/01/39	3,500	3,544,135
Seattle Children’s Hospital, Series A	5.000	10/01/42	2,000	2,172,680
Seattle Children’s Hospital, Series A	5.000	10/01/47	1,000	1,175,540
Swedish Hlth. Svcs., Series A (Pre-refunded date 05/15/21)(ee)	6.250	11/15/41	1,500	1,609,845
				23,552,914
West Virginia 0.6%
Harrison Cnty. Comm. Rev., Var. Monongahela Pwr. Co. Proj., Series A, Rfdg., AMT (Mandatory put date 10/15/21)	3.000(cc)	10/15/37	500	511,805
West Virginia Econ. Dev. Auth. Rev., Wheeling Pwr. Co. Mitche, Series A, Rfdg., AMT (Mandatory put date 04/01/22)	3.000(cc)	06/01/37	500	513,170
West Virginia Hosp. Fin. Auth. Rev., Cabell Huntington Hosp. Oblig., Series B, Rfdg.	5.000	01/01/43	1,000	1,167,300
West Virginia Prkwys. Auth. Rev., Senior Turnpike Toll Rev	4.000	06/01/47	1,970	2,185,518
				4,377,793

PGIM National Muni Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin 0.2%
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000%	11/15/43	1,500	$ 1,656,390

TOTAL INVESTMENTS 101.0% (cost $693,427,064)				742,613,618
Liabilities in excess of other assets (1.0)%				(7,691,093)

Net Assets 100.0%				$ 734,922,525

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
CABS—Capital Appreciation Bonds
ETM—Escrowed to Maturity
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
NATL—National Public Finance Guaranty Corp.
PSFG—Permanent School Fund Guarantee
Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(p)	Interest rate not available as of November 30, 2019.
(s)	Represents zero coupon. Rate quoted represents effective yield at November 30, 2019.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).